Supplement to Symetra Deferred Prospectus
                     Supplement dated April 30, 2013
             to prospectus dated May 1, 1998 as supplemented


Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfolio has been renamed the Pioneer Select Mid Cap Growth VCT Portfolio and its investment objective has been changed as described below.

PORTFOLIO NAME		        INVESTMENT OBJECTIVE	   INVESTMENT ADVISOR
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Pioneer Variable Contracts Trust
-------------------------------------------------------------------------------
Pioneer Select Mid Cap 		The Portfolio seeks  `	   Pioneer Investment
Growth VCT Portfolio - 		long-term capital growth.  Management, Inc.
Class I Shares
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                Supplement to Symetra Deferred Prospectus
                   Supplement dated April 30, 2013
           to prospectus dated May 1, 1998 as supplemented

Any written inquiries regarding your Symetra Deferred Variable Annuity Contract should be directed to the following addresses:

Our home office is located at:

Symetra Life Insurance Company
777 108th Ave NE, Suite 1200
Bellevue, WA 98004


For all transactions, general correspondence or if you need more information, please contact us at:

Symetra Life Insurance Company
PO Box  305156
Nashville, TN 37230-5156

We will not deem correspondence, including transactional inquiries and Purchase Payments sent to any other address as received by us until they are picked up at the address listed above and delivered to our processing office.

For Overnight Mail:

Symetra Life Insurance Company
100 Centerview Drive, Suite 100
Nashville, TN 37214-3439

By Phone:
1-800-796-3872

On the Internet:
http://www.symetra.com
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               Supplement to Symetra Deferred Prospectus
                   Supplement dated April 30, 2013
            to prospectus dated May 1, 1998 as supplemented

  The disclosure set forth below replaces the information under the heading "Fund Annual Expenses" found on page 2 of the prospectus and any other prior supplements.
================================================================================
                   ANNUAL PORTFOLIO OPERATING EXPENSES
                 (as a percentage of average net assets)
================================================================================

The Annual Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2012. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

                        Fund Annual Expenses i
____________________________________
i Please see footnote 4 on page 3 of the prospectus dated May 1, 1998.




------------------------------------------------------------------------------------------------------------------------
								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
Pioneer Bond VCT Portfolio - 	  0.50%		-		0.57%	      1.07%	  0.45%(1)	0.62%
Class I Shares
Pioneer Fund VCT Portfolio - 	  0.65%		-		0.09%	      0.74%	  -		0.74%
Class I Shares
Pioneer Select Mid Cap Growth
VCT Portfolio - Class I Shares 	  0.74%		-		0.13%	      0.87%	  0.02%(3)	0.85%
Pioneer Mid Cap Value VCT
Portfolio - Class I Shares 	  0.65%		-		0.07%	      0.72%	  -		0.72%
------------------------------------------------------------------------------------------------------------------------
DWS Money Market VIP - Class 	  0.29%		-		0.16%	      0.45%	  -		0.45%
A Shares (2)
DWS Capital Growth VIP - Class	  0.37%		0.25%	        0.21%	      0.83%	  -		0.83%
B Shares
DWS International VIP - Class 	  0.79%		0.25%		0.22%	      1.26%	  -		1.26%
B Shares
-------------------------------------------------------------------------------------------------------------------------
The above portfolio expenses were provided by the Funds.  We have not independently verified the accuracy of the information.
----------------------------
1	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent
	required to reduce expenses to 0.62% of the average daily net assets attributable to Class I shares. This
	expense limitation is in effect through May 1, 2014. There can be no assurance that the adviser will extend
	the expense limitation beyond such time. While in effect, the arrangement may be terminated only by
	agreement of the adviser and the Board of Trustees.

2  	Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfiolio has been renamed the Pioneer Select
	Mid Cap Growth VCT Portfolio.

3  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the
	extent required to reduce expenses to 0.85% of the average daily net assets attributable to Class I shares.
	This expense limitation is in effect through May 1, 2014. There can be no assurance that the adviser will
	extend the expense limitation beyond such time. While in effect, the arrangement may be terminated only by
	agreement of the adviser and the Board of Trustees.




Explanation of Examples Table

The purpose of the Examples Table in your prospectus is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly and indirectly.  Changes to the portfolio expenses affect the results of the examples in your prospectus and any previous supplements.  Although we have chosen not to update the Examples here, they still generally show how expenses and charges affect your Contract Value.


You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com.
